UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS
INVESTMENT MANAGEMENT

SSW
NE

Semiannual report

MFS® Diversified Target Return Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

4/30/09

DTR-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure based on market value (a)

Top ten holdings
Exxon Mobil Corp.	1.3%
TOTAL S.A.	1.1%
Chevron Corp.	0.9%
Apple, Inc.	0.9%
Nestle S.A.	0.8%
Goldman Sachs Group, Inc.	0.8%
JPMorgan Chase & Co.	0.8%
Intel Corp.	0.7%
Lockheed Martin Corp.	0.7%
International Business Machines Corp.	0.7%

Portfolio structure reflecting equivalent exposure of derivative positions (b)

(a)	For purposes of this presentation, sector components include the market value of securities, less any securities sold short, and the market value of derivative contracts and may, from time to time, be negative.
(b)	For purposes of this presentation, sector components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions and may, from time to time, be negative. The bond component will include interest income amounts if applicable.

Percentages are based on net assets as of 4/30/09.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2008 through April 30, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008 through April 30, 2009.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/08	Ending Account Value 4/30/09	Expenses Paid During Period (p) 11/01/08-4/30/09
A	Actual	1.40%	$1,000.00	$914.05	$6.64
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00
B	Actual	2.08%	$1,000.00	$911.24	$9.86
	Hypothetical (h)	2.08%	$1,000.00	$1,014.48	$10.39
C	Actual	2.08%	$1,000.00	$912.36	$9.86
	Hypothetical (h)	2.08%	$1,000.00	$1,014.48	$10.39
I	Actual	1.15%	$1,000.00	$915.48	$5.46
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76
W	Actual	1.18%	$1,000.00	$916.60	$5.61
	Hypothetical (h)	1.18%	$1,000.00	$1,018.94	$5.91
R1	Actual	2.08%	$1,000.00	$911.15	$9.86
	Hypothetical (h)	2.08%	$1,000.00	$1,014.48	$10.39
R2	Actual	1.58%	$1,000.00	$913.01	$7.49
	Hypothetical (h)	1.58%	$1,000.00	$1,016.96	$7.90
R3	Actual	1.33%	$1,000.00	$914.13	$6.31
	Hypothetical (h)	1.33%	$1,000.00	$1,018.20	$6.66
R4	Actual	1.08%	$1,000.00	$915.80	$5.13
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 2.15%, 2.15%, 1.25%, 2.15%, 1.65%, 1.40% and 1.15% for Classes B, C, W, R1, R2, R3 and R4 shares, respectively; the actual expenses paid during the period would have been approximately $10.18, $10.19, $5.94, $10.18, $7.82, $6.64 and $5.46 for Classes B, C, W, R1, R2, R3 and R4 shares, respectively; and the hypothetical expenses paid during the period would have been approximately $10.74, $10.74, $6.26, $10.74, $8.25, $7.00 and $5.76 for Classes B, C, W, R1, R2, R3 and R4 shares, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

4/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 84.4%
Issuer	Shares/Par	Value ($)

Aerospace - 1.9%
Goodrich Corp.	6,760	$299,333
Honeywell International, Inc.	710	22,159
Lockheed Martin Corp.	16,433	1,290,483
Northrop Grumman Corp.	22,276	1,077,045
Precision Castparts Corp.	3,360	251,530
Raytheon Co.	2,990	135,238
United Technologies Corp.	9,200	449,328

		$3,525,116
Airlines - 0.2%
Arriva PLC	16,344	$111,260
Copa Holdings S.A., “A”	8,549	262,027
UAL Corp.	6,420	31,586

		$404,873
Alcoholic Beverages - 0.7%
Companhia de Bebidas das Americas, ADR	2,840	$160,119
Diageo PLC	12,710	152,558
Foster’s Group Ltd.	35,922	137,580
Heineken N.V.	14,910	443,398
Lion Nathan Ltd.	18,779	160,087
Molson Coors Brewing Co.	3,940	150,705
Pernod Ricard S.A.	2,873	169,436

		$1,373,883
Apparel Manufacturers - 1.1%
Coach, Inc.	3,780	$92,610
Compagnie Financiere Richemont S.A.	11,037	197,682
Li & Fung Ltd.	142,000	399,715
LVMH Moet Hennessy Louis Vuitton S.A.	9,320	704,647
NIKE, Inc., “B”	11,810	619,671
Sanyo Shokai Ltd.	15,000	48,824
Swatch Group Ltd.	684	94,872

		$2,158,021

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Automotive - 0.3%
Bridgestone Corp.	7,700	$113,993
Compagnie Generale des Etablissements Michelin	1,800	91,841
Johnson Controls, Inc.	17,430	331,344

		$537,178
Biotechnology - 1.1%
Actelion Ltd. (a)	6,550	$299,051
Amgen, Inc. (a)	9,670	468,705
Biogen Idec, Inc. (a)	994	48,050
Celgene Corp. (a)	5,470	233,678
Cephalon, Inc. (a)	720	47,239
Genzyme Corp. (a)	13,930	742,887
Gilead Sciences, Inc. (a)	2,320	106,256
Life Technologies Corp. (a)	690	25,737
Lonza Group AG	1,933	177,864
Millipore Corp. (a)	190	11,229
Nanosphere, Inc. (a)	2,630	9,205

		$2,169,901
Broadcasting - 1.3%
Fuji Television Network, Inc.	46	$51,215
Grupo Televisa S.A., ADR	21,901	339,027
Nippon Television Network Corp.	520	49,828
Omnicom Group, Inc.	8,745	275,205
Time Warner, Inc.	9,863	215,309
Vivendi S.A.	6,150	165,802
Walt Disney Co.	21,570	472,383
WPP Group PLC	132,690	907,533

		$2,476,302
Brokerage & Asset Managers - 1.4%
Affiliated Managers Group, Inc. (a)	3,040	$172,824
Blackrock, Inc.	140	20,513
BM&F BOVESPA S.A.	22,200	89,958
Bolsa Mexicana de Valores S.A. de C.V. (a)	41,600	32,422
Charles Schwab Corp.	6,950	128,436
CME Group, Inc.	310	68,618
Daiwa Securities Group, Inc.	41,000	212,442
Daiwa Securities Group, Inc., ADR	1,411	72,808
Deutsche Boerse AG	4,370	322,569
Franklin Resources, Inc.	210	12,701
Greenhill & Co., Inc.	690	53,496
IG Group Holdings PLC	60,303	195,303

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - continued
IntercontinentalExchange, Inc. (a)	2,140	$187,464
Invesco Ltd.	12,900	189,888
Julius Baer Holding Ltd.	11,337	371,837
KBW, Inc. (a)	780	18,868
Lazard Ltd.	1,270	34,671
Octaviar Ltd. (a)	3,340	0
TD AMERITRADE Holding Corp.	23,210	369,271
Thomas Weisel Partners Group (a)	3,960	17,899
Van Lanschot N.V.	840	43,067

		$2,615,055
Business Services - 2.4%
Accenture Ltd., “A”	20,650	$607,729
Amdocs Ltd. (a)	3,730	78,069
ATA, Inc., ADR (a)	3,230	15,827
Automatic Data Processing, Inc.	1,190	41,888
Bunzl PLC	11,210	90,714
Capita Group PLC	5,305	53,421
Cognizant Technology Solutions Corp., “A” (a)	3,940	97,673
Concur Technologies, Inc. (a)	3,040	82,293
Constant Contact, Inc. (a)	2,960	47,153
Copart, Inc. (a)	3,660	114,887
CoStar Group, Inc. (a)	2,210	81,880
Dun & Bradstreet Corp.	2,540	206,756
Electrocomponents PLC	42,558	99,119
Infosys Technologies Ltd., ADR	7,050	217,211
Intertek Group PLC	25,911	388,560
Kloeckner & Co. AG	8,170	107,773
Kroton Educacional S.A., IEU	1,800	10,937
MasterCard, Inc., “A”	3,200	587,040
Mitsubishi Corp.	12,500	191,391
Sodexo	3,355	160,351
Ultimate Software Group, Inc. (a)	3,560	66,679
USS Co. Ltd.	3,250	146,649
Visa, Inc., “A”	4,120	267,635
Western Union Co.	45,770	766,648

		$4,528,283
Cable TV - 0.6%
Comcast Corp., “A”	14,020	$216,749
Comcast Corp., “Special A”	10,220	150,030
DIRECTV Group, Inc. (a)	16,253	401,937
Time Warner Cable, Inc.	10,764	346,924

		$1,115,640

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 1.2%
3M Co.	8,240	$474,624
Celanese Corp.	9,050	188,602
E.I. du Pont de Nemours & Co.	5,390	150,381
Eastman Chemical Co.	4,060	161,101
Ecolab, Inc.	9,880	380,874
Givaudan S.A.	90	57,126
Monsanto Co.	1,796	152,462
Nalco Holding Co.	5,780	94,330
Orica Ltd.	12,554	154,174
PPG Industries, Inc.	12,434	547,718

		$2,361,392
Computer Software - 2.6%
Adobe Systems, Inc. (a)	20,530	$561,495
Akamai Technologies, Inc. (a)	8,830	194,437
ANSYS, Inc. (a)	2,350	64,907
Autodesk, Inc. (a)	9,500	189,430
Blackboard, Inc. (a)	2,010	68,400
Citrix Systems, Inc. (a)	14,620	417,109
CommVault Systems, Inc. (a)	4,160	51,792
Guidance Software, Inc. (a)	4,870	17,922
McAfee, Inc. (a)	6,300	236,502
Microsoft Corp.	31,202	632,153
MicroStrategy, Inc., “A” (a)	9,370	364,587
Oracle Corp.	43,220	835,875
Parametric Technology Corp. (a)	4,510	50,287
Salesforce.com, Inc. (a)	1,560	66,784
SAP AG	7,930	303,288
SPSS, Inc. (a)	2,270	70,143
Symantec Corp. (a)	16,321	281,537
VeriSign, Inc. (a)	29,492	606,945

		$5,013,593
Computer Software - Systems - 3.0%
Acer, Inc.	154,000	$294,744
Apple, Inc. (a)	13,167	1,656,804
Arrow Electronics, Inc. (a)	4,024	91,506
Capgemini	3,180	118,860
Computer Sciences Corp. (a)	1,970	72,811
Deltek Inc.	4,810	2,441
EMC Corp. (a)	9,450	118,409
Fujitsu Ltd.	52,000	221,456
Hewlett-Packard Co.	35,340	1,271,533

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - continued
International Business Machines Corp.	12,442	$1,284,139
Nomura Research Institute Ltd.	9,100	160,925
NTT Data Corp.	20	52,363
OBIC Co. Ltd.	1,180	159,375
PROS Holdings, Inc. (a)	7,480	48,321
Wincor Nixdorf AG	1,758	88,116

		$5,641,803
Conglomerates - 0.7%
Keppel Corp. NPV	181,000	$723,722
Siemens AG	9,150	614,181

		$1,337,903
Construction - 1.6%
Black & Decker Corp.	8,980	$361,894
Corporacion Moctezuma S.A. de C.V.	8,300	14,008
CRH PLC	15,070	391,919
Duratex S.A., IPS	5,300	41,137
Fletcher Building Ltd.	14,120	53,374
Geberit AG	4,570	488,283
Mohawk Industries, Inc. (a)	740	35,009
Nexity International	1,580	51,444
NVR, Inc. (a)	1,264	638,788
Pulte Homes, Inc.	27,350	314,799
Sherwin-Williams Co.	8,250	467,280
Toll Brothers, Inc. (a)	1,030	20,868
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	40,970	44,395
Wienerberger AG (a)	6,761	79,328

		$3,002,526
Consumer Goods & Services - 3.0%
Alberto-Culver Co.	1,800	$40,122
AmorePacific Corp.	112	59,710
Apollo Group, Inc., “A” (a)	7,583	477,350
Avon Products, Inc.	10,750	244,670
Capella Education Co. (a)	3,420	175,720
Chattem, Inc. (a)	590	32,397
Christian Dior S.A.	4,084	274,316
Clorox Co.	1,210	67,820
Colgate-Palmolive Co.	3,890	229,510
DeVry, Inc.	2,550	108,528
Fortune Brands, Inc.	3,660	143,875
Hengan International Group Co. Ltd.	60,000	251,224

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Goods & Services - continued
Henkel KGaA, IPS	5,060	$136,964
ITT Educational Services, Inc. (a)	730	73,562
Kao Corp.	17,000	319,073
Kimberly-Clark Corp.	3,205	157,494
Kimberly-Clark de Mexico S.A. de C.V., “A”	24,130	87,232
Kose Corp.	6,500	130,567
Monster Worldwide, Inc. (a)	5,760	79,488
New Oriental Education & Technology Group, Inc., ADR (a)	930	49,271
priceline.com, Inc. (a)	1,570	152,431
Procter & Gamble Co.	23,739	1,173,656
Reckitt Benckiser Group PLC	13,540	533,230
Shiseido Co. Ltd.	6,000	105,313
Strayer Education, Inc.	1,540	291,691
Uni-Charm Corp.	4,200	292,578

		$5,687,792
Containers - 0.4%
Ball Corp.	600	$22,632
Brambles Ltd.	20,000	85,790
Crown Holdings, Inc. (a)	2,880	63,504
Owens-Illinois, Inc. (a)	21,000	512,190
Smurfit Kappa Group PLC	12,208	35,627

		$719,743
Electrical Equipment - 2.1%
AMETEK, Inc.	4,230	$136,248
Baldor Electric Co.	2,550	59,160
Danaher Corp.	16,370	956,663
General Electric Co.	45,640	577,346
Keyence Corp.	400	70,452
Legrand S.A.	11,270	225,339
Mettler-Toledo International, Inc. (a)	2,420	149,145
MSC Industrial Direct Co., Inc., “A”	1,740	71,079
OMRON Corp.	6,800	101,014
Rockwell Automation, Inc.	18,170	573,990
Schneider Electric S.A.	5,810	438,099
Spectris PLC	16,970	147,866
Tyco Electronics Ltd.	4,870	84,933
W.W. Grainger, Inc.	3,220	270,094
WESCO International, Inc. (a)	6,992	181,792

		$4,043,220

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 3.6%
Agilent Technologies, Inc. (a)	8,780	$160,323
Applied Materials, Inc.	10,050	122,710
ARM Holdings PLC	166,700	292,656
ASM Pacific Technology Ltd.	52,756	237,571
ASML Holding N.V.	8,110	171,525
ASML Holding N.V.	724	14,715
Atheros Communications, Inc. (a)	3,650	62,853
Broadcom Corp., “A” (a)	920	21,335
Canon, Inc.	4,300	128,625
Flextronics International Ltd. (a)	79,250	307,490
Hirose Electric Co. Ltd.	600	62,239
Hittite Microwave Corp. (a)	5,990	222,588
Hoya Corp.	5,100	87,758
Intel Corp.	86,101	1,358,674
Konica Minolta Holdings, Inc.	67,500	548,925
Linear Technology Corp.	5,290	115,216
Marvell Technology Group Ltd. (a)	18,300	200,934
MEMC Electronic Materials, Inc. (a)	21,220	343,764
National Semiconductor Corp.	41,300	510,881
Ricoh Co. Ltd.	13,000	158,578
Samsung Electronics Co. Ltd.	1,328	612,764
Samsung Electronics Co. Ltd., GDR	968	216,823
Silicon Laboratories, Inc. (a)	4,140	137,696
Stratasys, Inc. (a)	3,400	31,824
Taiwan Semiconductor Manufacturing Co. Ltd.	88,000	146,873
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	37,615	397,591
Texas Instruments, Inc.	2,190	39,551
Venture Corp. Ltd.	20,000	80,095

		$6,792,577
Energy - Independent - 2.3%
Anadarko Petroleum Corp.	4,030	$173,532
Apache Corp.	9,040	658,654
Arch Coal, Inc.	2,774	38,753
Arena Resources, Inc. (a)	4,350	124,714
CNOOC Ltd.	87,000	96,900
CONSOL Energy, Inc.	3,590	112,295
Continental Resources, Inc. (a)	3,960	92,466
Denbury Resources, Inc. (a)	11,750	191,290
Devon Energy Corp.	2,770	143,624
EOG Resources, Inc.	1,720	109,186
EXCO Resources, Inc. (a)	6,120	72,094
INPEX Holdings, Inc.	77	486,423

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Nexen, Inc.	7,720	$146,986
Nexen, Inc.	2,290	43,739
Noble Energy, Inc.	6,330	359,228
Occidental Petroleum Corp.	2,770	155,923
OMV AG	2,545	79,201
Petrohawk Energy Corp. (a)	5,690	134,284
Plains Exploration & Production Co. (a)	10,160	191,719
Southwestern Energy Co. (a)	2,910	104,353
Talisman Energy, Inc.	17,732	222,359
Tullow Oil PLC	8,840	104,373
Ultra Petroleum Corp. (a)	10,030	429,284
XTO Energy, Inc.	4,640	160,822

		$4,432,202
Energy - Integrated - 4.9%
BG Group PLC	6,320	$101,620
Chevron Corp.	25,320	1,673,652
ConocoPhillips	1,820	74,620
Eni S.p.A.	17,440	377,957
Exxon Mobil Corp. (s)	36,384	2,425,721
Hess Corp.	10,240	561,050
Marathon Oil Corp.	22,590	670,923
OAO Gazprom, ADR	11,380	199,945
Petroleo Brasileiro S.A., ADR	9,270	311,194
Royal Dutch Shell PLC, “A”	32,130	744,425
StatoilHydro ASA	3,300	61,804
TOTAL S.A.	33,350	1,667,769
TOTAL S.A., ADR	7,550	375,386

		$9,246,066
Engineering - Construction - 0.4%
Fluor Corp.	8,340	$315,836
JGC Corp.	17,000	221,507
North American Energy Partners, Inc. (a)	16,470	65,057
Quanta Services, Inc. (a)	5,220	118,651
Team, Inc. (a)	9,430	135,509

		$856,560
Entertainment - 0.1%
DreamWorks Animation, Inc., “A” (a)	7,580	$181,996
Liberty Media Corp. (a)	3,330	81,085
TiVo, Inc. (a)	2,350	17,625

		$280,706

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 3.1%
Archer Daniels Midland Co.	8,260	$203,361
Binggrae Co. Ltd.	750	23,558
Coca-Cola Co.	11,040	475,272
Coca-Cola Enterprises, Inc.	7,490	127,779
Coca-Cola Hellenic Bottling Co.	3,516	56,162
General Mills, Inc.	3,560	180,456
Groupe Danone	9,636	459,322
Hain Celestial Group, Inc. (a)	5,470	91,294
J.M. Smucker Co.	9,324	367,366
Kellogg Co.	2,510	105,696
Kerry Group PLC	10,543	216,424
McCormick & Co., Inc.	2,030	59,783
Mead Johnson Nutrition Co., “A” (a)	8,510	240,407
Nestle S.A.	47,985	1,560,623
Nong Shim Co. Ltd.	372	62,628
Pepsi Bottling Group, Inc.	20,875	652,761
PepsiCo, Inc. (s)	18,297	910,459

		$5,793,351
Food & Drug Stores - 1.4%
CVS Caremark Corp.	29,193	$927,754
Dairy Farm International Holdings Ltd.	25,200	135,828
Kroger Co.	29,312	633,725
Lawson, Inc.	8,000	309,876
SUPERVALU, Inc.	9,450	154,508
Tesco PLC	26,530	131,712
Walgreen Co.	8,740	274,698

		$2,568,101
Forest & Paper Products - 0.1%
M-real Oyj, “B”	18,950	$13,526
Universal Forest Products, Inc.	2,300	77,188
UPM-Kymmene Corp.	7,330	65,540

		$156,254
Gaming & Lodging - 0.4%
Carnival Corp.	1,980	$53,222
InterContinental Hotels Group PLC	2,968	28,207
International Game Technology	21,680	267,748
Orient-Express Hotels Ltd., “A”	12,180	78,805
Royal Caribbean Cruises Ltd.	3,980	58,625
Starwood Hotels & Resorts Worldwide, Inc.	10,620	221,533

		$708,140

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - 1.1%
Daiei, Inc. (a)	8,700	$33,523
Kohl’s Corp. (a)	5,238	237,543
Macy’s, Inc.	26,972	368,977
Target Corp.	10,930	450,972
Wal-Mart Stores, Inc.	21,717	1,094,537

		$2,185,552
Health Maintenance Organizations - 0.5%
Aetna, Inc.	4,050	$89,140
eHealth, Inc. (a)	3,550	68,124
Odontoprev S.A.	1,400	17,761
UnitedHealth Group, Inc.	11,810	277,771
WellPoint, Inc. (a)	12,300	525,948

		$978,744
Insurance - 3.8%
ACE Ltd.	3,390	$157,025
Admiral Group PLC	11,754	156,817
AEGON N.V.	9,850	50,053
Aflac, Inc.	13,043	376,812
Allianz SE	2,350	215,617
Allied World Assurance Co. Holdings Ltd.	8,140	302,320
Allstate Corp.	13,655	318,571
Amlin PLC	33,124	176,203
Aon Corp.	8,460	357,012
Aspen Insurance Holdings Ltd.	19,174	452,123
Aviva PLC	18,660	85,158
Catlin Group Ltd.	21,995	113,694
China Life Insurance Co. Ltd.	55,000	192,285
Chubb Corp.	5,780	225,131
Employers Holdings, Inc.	7,530	62,800
Endurance Specialty Holdings Ltd.	4,768	124,731
Euler Hermes	782	37,815
Hiscox Ltd.	32,425	160,378
ING Groep N.V.	8,940	82,266
Jardine Lloyd Thompson Group PLC	17,950	117,370
MetLife, Inc.	28,230	839,843
Muenchener Ruckversicherungs-Gesellschaft AG	910	125,606
Prudential Financial, Inc.	15,050	434,644
QBE Insurance Group Ltd.	18,630	293,850
Samsung Fire & Marine Insurance Co. Ltd.	955	129,941
Storebrand A.S.A. (a)	4,020	14,566
Swiss Reinsurance Co.	2,370	55,925

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Tokio Marine Holdings, Inc.	7,200	$189,454
Travelers Cos., Inc.	22,165	911,868
Zurich Financial Services AG	2,500	461,724

		$7,221,602
Internet - 0.8%
Dealertrack Holdings, Inc. (a)	6,210	$94,268
Google, Inc., “A” (a)	3,046	1,206,125
Omniture, Inc. (a)	10,660	131,331
TechTarget, Inc. (a)	16,260	65,203
Vocus, Inc. (a)	6,750	114,750

		$1,611,677
Leisure & Toys - 0.4%
Electronic Arts, Inc. (a)	8,330	$169,516
Hasbro, Inc.	16,560	441,490
NAMCO BANDAI Holdings, Inc.	5,300	52,613
Sankyo Co. Ltd.	1,200	60,596
THQ, Inc. (a)	8,030	27,463

		$751,678
Machinery & Tools - 1.4%
Actuant Corp., “A”	6,590	$80,793
Albany International Corp.	2,950	27,376
Assa Abloy AB, “B”	42,490	503,234
Bucyrus International, Inc.	7,880	171,075
Colfax Corp. (a)	5,220	45,049
Deere & Co.	2,480	102,325
Dover Corp.	4,020	123,736
Eaton Corp.	11,502	503,788
Fastenal Co.	1,220	46,799
GEA Group AG	11,547	150,774
Glory Ltd.	21,000	385,632
Kennametal, Inc.	8,910	182,210
Polypore International, Inc. (a)	11,180	84,297
Ritchie Bros. Auctioneers, Inc.	3,470	77,728
Roper Industries, Inc.	1,680	76,591
United Rentals, Inc. (a)	6,490	39,329

		$2,600,736
Major Banks - 4.2%
Bank of America Corp.	6,990	$62,421
Bank of China Ltd.	385,000	142,640

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Bank of New York Mellon Corp.	31,830	$811,028
BNP Paribas	7,760	408,572
Credit Agricole S.A.	13,300	192,925
DBS Group Holdings Ltd.	27,000	172,165
Goldman Sachs Group, Inc.	11,947	1,535,189
HSBC Holdings PLC	92,660	658,653
JPMorgan Chase & Co. (s)	46,020	1,518,660
Morgan Stanley	4,590	108,508
PNC Financial Services Group, Inc.	11,787	467,944
Royal Bank of Scotland Group PLC (a)	68,031	41,367
Standard Chartered PLC	5,159	79,336
State Street Corp.	12,745	434,987
Sumitomo Mitsui Financial Group, Inc.	11,600	399,919
UniCredito Italiano S.p.A. (a)	51,709	125,104
Wells Fargo & Co.	38,380	767,984

		$7,927,402
Medical & Health Technology & Services - 1.4%
AmerisourceBergen Corp.	1,460	$49,114
athenahealth, Inc. (a)	3,280	104,304
DaVita, Inc. (a)	2,330	108,042
Diagnosticos da America S.A.	5,600	81,840
Express Scripts, Inc. (a)	4,170	266,755
Genoptix, Inc. (a)	1,360	39,549
Healthcare Services Group, Inc.	2,700	48,276
IDEXX Laboratories, Inc. (a)	9,930	390,249
IPC The Hospitalist Co., Inc. (a)	3,730	68,371
Laboratory Corp. of America Holdings (a)	620	39,773
LCA-Vision, Inc.	10,180	58,535
LifePoint Hospitals, Inc. (a)	1,350	34,897
Medassets, Inc. (a)	6,180	106,543
Medco Health Solutions, Inc. (a)	10,770	469,033
MEDNAX, Inc. (a)	2,030	72,877
MWI Veterinary Supply, Inc. (a)	3,580	111,266
Omnicare, Inc.	12,766	328,214
Patterson Cos., Inc. (a)	6,660	136,264
SSL International PLC	6,043	42,418
VCA Antech, Inc. (a)	7,590	189,902

		$2,746,222
Medical Equipment - 2.7%
ABIOMED, Inc. (a)	6,330	$42,221
Alcon, Inc.	880	80,969

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Align Technology, Inc. (a)	1,840	$22,834
AtriCure, Inc. (a)	2,400	2,976
Baxter International, Inc.	2,560	124,160
Becton, Dickinson & Co.	1,920	116,122
Boston Scientific Corp. (a)	11,120	93,519
C.R. Bard, Inc.	2,556	183,086
Cochlear Ltd.	5,367	193,853
Conceptus, Inc. (a)	5,980	80,969
Covidien Ltd.	1,700	56,066
DENTSPLY International, Inc.	14,000	400,680
Dexcom, Inc. (a)	10,240	45,875
Edwards Lifesciences Corp. (a)	1,770	112,183
Essilor International S.A.	6,199	266,810
Fresenius Medical Care AG & Co. KGaA, IPS	3,445	177,947
Insulet Corp. (a)	5,070	29,152
Medtronic, Inc.	26,051	833,632
Mindray Medical International Ltd., ADR	4,340	99,039
Miraca Holdings, Inc.	9,600	194,687
NxStage Medical, Inc. (a)	18,600	41,664
ResMed, Inc. (a)	2,800	107,660
Smith & Nephew PLC	42,119	297,713
Sonova Holding AG	1,349	88,350
St. Jude Medical, Inc. (a)	8,650	289,948
Straumann Holding AG	530	97,192
Synthes, Inc.	970	98,585
Thermo Fisher Scientific, Inc. (a)	3,310	116,115
Waters Corp. (a)	8,020	354,243
Zimmer Holdings, Inc. (a)	12,163	535,050

		$5,183,300
Metals & Mining - 1.0%
BHP Billiton Ltd., ADR	1,140	$54,880
BHP Billiton PLC	34,450	725,722
Cameco Corp.	3,430	78,170
Cameco Corp.	6,848	157,241
Century Aluminum Co. (a)	5,750	23,230
Cliffs Natural Resources, Inc.	10,828	249,694
Freeport-McMoRan Copper & Gold, Inc.	860	36,679
Inmet Mining Corp.	5,807	201,223
Nucor Corp.	6,290	255,940
Nyrstar N.V.	6,156	39,649

		$1,822,428

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - 0.7%
EQT Corp.	7,170	$241,127
GDF Suez	7,780	279,822
Questar Corp.	8,967	266,499
Sempra Energy	3,950	181,779
Spectra Energy Corp.	2,580	37,410
Tokyo Gas Co. Ltd.	66,000	250,294

		$1,256,931
Natural Gas - Pipeline - 0.3%
El Paso Corp.	9,710	$66,999
Enagas S.A.	10,390	181,873
Williams Cos., Inc.	18,664	263,162

		$512,034
Network & Telecom - 1.6%
Ciena Corp. (a)	28,860	$344,877
Cisco Systems, Inc. (a)	63,992	1,236,325
Corning, Inc.	6,640	97,077
F5 Networks, Inc. (a)	2,488	67,848
Juniper Networks, Inc. (a)	7,616	164,886
NICE Systems Ltd., ADR (a)	1,330	34,061
Nokia Corp., ADR	3,660	51,752
Nokia Oyj	22,430	319,683
Polycom, Inc. (a)	3,300	61,512
QLogic Corp. (a)	7,170	101,671
QUALCOMM, Inc.	5,890	249,265
Research in Motion Ltd. (a)	4,250	295,375

		$3,024,332
Oil Services - 1.4%
Diamond Offshore Drilling, Inc.	1,206	$87,326
Dresser-Rand Group, Inc. (a)	4,650	114,529
Exterran Holdings, Inc. (a)	8,220	169,743
Fugro N.V.	5,055	180,612
Halliburton Co.	6,660	134,665
Helmerich & Payne, Inc.	1,630	50,237
Nabors Industries Ltd. (a)	4,930	74,985
National Oilwell Varco, Inc. (a)	3,000	90,840
Natural Gas Services Group, Inc. (a)	1,520	15,170
Noble Corp.	21,090	576,390
Saipem S.p.A.	18,427	396,235
Schlumberger Ltd.	4,394	215,262
Smith International, Inc.	1,890	48,857

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - continued
Transocean, Inc. (a)	5,540	$373,839
Weatherford International Ltd. (a)	4,630	76,997

		$2,605,687
Other Banks & Diversified Financials - 2.0%
Aeon Credit Service Co. Ltd.	31,300	$355,465
American Express Co.	760	19,167
Anglo Irish Bank Corp. PLC	10,470	0
Bangkok Bank Public Co. Ltd.	19,900	47,957
Bank of Cyprus Public Co. Ltd.	34,568	135,860
Chiba Bank Ltd.	69,000	340,032
City National Corp.	2,650	96,990
Dah Sing Financial Group	12,400	36,264
Discover Financial Services	3,890	31,626
DNB Holding A.S.A. (a)	29,600	184,582
Grupo Financiero Banorte S.A. de C.V.	46,100	72,459
Hachijuni Bank Ltd.	10,000	58,812
HDFC Bank Ltd., ADR	1,790	132,496
Itau Unibanco Banco Multiplo S.A., ADR	45,151	619,923
Joyo Bank Ltd.	10,000	46,035
New York Community Bancorp, Inc.	10,985	124,240
NewAlliance Bancshares, Inc.	4,720	60,935
Northern Trust Corp.	2,490	135,356
People’s United Financial, Inc.	11,570	180,723
PT Bank Rakyat Indonesia (Persero) Tbk	184,000	100,087
Redecard S.A.	2,700	33,982
Sapporo Hokuyo Holdings, Inc. (a)	11,900	34,269
Shizuoka Bank Ltd.	27,000	242,020
Siam City Bank Public Co. Ltd.	159,000	44,836
Signature Bank (a)	2,970	80,754
SNS REAAL Groep N.V.	23,760	133,812
Unione di Banche Italiane Scpa	29,759	409,111

		$3,757,793
Personal Computers & Peripherals - 0.3%
NetApp, Inc. (a)	16,380	$299,754
Nuance Communications, Inc. (a)	20,100	268,335

		$568,089
Pharmaceuticals - 4.7%
Abbott Laboratories	16,609	$695,087
Allergan, Inc.	9,251	431,652
Bayer AG	7,160	355,199

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	400	$7,680
Cadence Pharmaceuticals, Inc. (a)	3,140	31,777
Daiichi Sankyo Co. Ltd.	19,300	323,885
Eli Lilly & Co.	2,980	98,102
Genomma Lab Internacional S.A., “B” (a)	24,400	18,221
GlaxoSmithKline PLC	19,950	308,071
Hisamitsu Pharmaceutical Co., Inc.	7,600	215,007
Inspire Pharmaceuticals, Inc. (a)	4,900	22,001
Johnson & Johnson	20,860	1,092,230
Merck & Co., Inc.	35,705	865,489
Merck KGaA	6,050	541,644
Novo Nordisk A/S, “B”	7,225	342,816
Pfizer, Inc.	48,260	644,754
Roche Holding AG	9,210	1,166,027
Sanofi-Aventis S.A.	4,860	279,727
Santen Pharmaceutical Co. Ltd.	6,300	177,910
Schering-Plough Corp.	16,280	374,766
Tanabe Seiyaku Co. Ltd.	14,000	133,016
Teva Pharmaceutical Industries Ltd., ADR	5,860	257,195
Wyeth	13,270	562,648

		$8,944,904
Pollution Control - 0.1%
Republic Services, Inc.	11,927	$250,467

Precious Metals & Minerals - 0.2%
Agnico-Eagle Mines Ltd.	920	$40,581
Goldcorp, Inc.	1,660	45,683
Lihir Gold Ltd. (a)	48,556	104,342
Paladin Resources Ltd. (a)	37,518	125,697
Teck Cominco Ltd., “B”	6,700	70,352
Teck Resources Ltd., “B”	3,160	33,306

		$419,961
Printing & Publishing - 0.3%
McGraw-Hill Cos., Inc.	760	$22,914
Moody’s Corp.	1,270	37,490
Morningstar, Inc. (a)	1,410	55,935
MSCI, Inc., “A” (a)	6,430	134,966
Reed Elsevier PLC	30,511	226,515
Wolters Kluwer N.V.	4,170	68,721

		$546,541

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 0.4%
Burlington Northern Santa Fe Corp.	460	$31,041
Diana Shipping, Inc.	3,290	51,653
East Japan Railway Co.	4,800	270,614
Norfolk Southern Corp.	690	24,619
Union Pacific Corp.	6,820	335,135

		$713,062
Real Estate - 0.4%
Annaly Mortgage Management, Inc., REIT	3,330	$46,853
Deutsche Wohnen AG, REIT (a)	3,000	54,600
Equity Residential, REIT	3,940	90,187
Host Hotels & Resorts, Inc., REIT	13,418	103,184
Jones Lang LaSalle, Inc., REIT	2,090	67,444
Kilroy Realty Corp., REIT	3,150	67,851
Mack-Cali Realty Corp., REIT	3,503	94,091
Sun Hung Kai Properties Ltd., REIT	20,000	206,091

		$730,301
Restaurants - 0.7%
Darden Restaurants, Inc.	21,330	$788,570
McCormick & Schmick’s Seafood Restaurant, Inc. (a)	7,550	53,454
McDonald’s Corp.	3,928	209,323
P.F. Chang’s China Bistro, Inc. (a)	3,210	96,878
Red Robin Gourmet Burgers, Inc. (a)	1,000	24,550
Wendy’s/Arby’s Group, Inc., “A”	6,930	34,650
YUM! Brands, Inc.	1,370	45,689

		$1,253,114
Special Products & Services - 0.0%
Heckmann Corp. (a)	12,270	$64,663

Specialty Chemicals - 1.5%
Air Products & Chemicals, Inc.	8,950	$589,805
Airgas, Inc.	1,100	47,432
Akzo Nobel N.V.	16,854	707,888
Clariant Ltd.	6,664	37,582
L’Air Liquide S.A.	1,486	121,193
Linde AG	6,800	540,702
Praxair, Inc.	6,410	478,250
RPM International, Inc.	1,770	24,461
Symrise AG	20,628	281,766

		$2,829,079

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 2.2%
Abercrombie & Fitch Co., “A”	11,790	$319,037
Amazon.com, Inc. (a)	1,300	104,676
Best Buy Co., Inc.	1,773	68,048
Citi Trends, Inc. (a)	790	19,402
Ctrip.com International Ltd., ADR	2,200	68,024
Dick’s Sporting Goods, Inc. (a)	10,010	190,190
Dufry South America Ltd., BDR	3,000	25,081
Esprit Holdings Ltd.	56,900	348,777
GameStop Corp., “A” (a)	1,910	57,606
hhgregg, Inc. (a)	1,020	16,932
Home Depot, Inc.	17,080	449,546
Industria de Diseno Textile S.A.	9,840	419,908
J. Crew Group, Inc. (a)	3,780	65,054
Kingfisher PLC	51,070	139,034
Lowe’s Cos., Inc.	1,840	39,560
Lumber Liquidators, Inc. (a)	3,390	50,714
Monro Muffler Brake, Inc.	830	20,725
Nordstrom, Inc.	7,700	174,251
O’Reilly Automotive, Inc. (a)	830	32,246
PetSmart, Inc.	9,570	218,962
Praktiker Bau-und Heimwerkermaerkte Holding AG	3,260	23,638
Ross Stores, Inc.	2,080	78,915
Staples, Inc.	33,180	684,172
Tiffany & Co.	13,520	391,269
Zumiez, Inc. (a)	11,490	138,569

		$4,144,336
Telecommunications - Wireless - 1.3%
America Movil S.A.B. de C.V., “L”, ADR	14,650	$481,253
Cellcom Israel Ltd.	4,950	107,860
KDDI Corp.	84	376,475
MetroPCS Communications, Inc. (a)	2,390	40,845
Philippine Long Distance Telephone Co.	2,690	122,454
Rogers Communications, Inc., “B”	5,790	142,263
Rogers Communications, Inc., “B”	3,280	80,622
SmarTone Telecommunications Holdings Ltd.	43,000	28,519
Vodafone Group PLC	557,800	1,024,574

		$2,404,865
Telephone Services - 2.3%
American Tower Corp., “A” (a)	7,950	$252,492
AT&T, Inc.	48,610	1,245,388
BCE, Inc.	4,110	87,862

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - continued
China Unicom Ltd.	244,000	$281,949
Embarq Corp.	5,050	184,628
Frontier Communications Corp.	7,780	55,316
Qwest Communications International, Inc.	22,030	85,697
Royal KPN N.V.	59,082	709,845
Telefonica S.A.	22,290	423,236
Telekom Austria AG	9,488	124,792
Verizon Communications, Inc.	24,040	729,374
Virgin Media, Inc.	9,060	69,943
Windstream Corp.	4,350	36,105

		$4,286,627
Tobacco - 1.4%
Altria Group, Inc.	25,338	$413,770
Japan Tobacco, Inc.	124	310,566
Lorillard, Inc.	5,759	363,566
Philip Morris International, Inc.	35,439	1,282,892
Swedish Match AB	15,989	228,786

		$2,599,580
Trucking - 1.1%
Expeditors International of Washington, Inc.	3,180	$110,378
FedEx Corp.	8,350	467,266
J.B. Hunt Transport Services, Inc.	5,390	151,567
Landstar System, Inc.	6,960	247,846
Old Dominion Freight Lines, Inc. (a)	2,020	56,863
TNT N.V.	22,393	412,511
United Parcel Service, Inc., “B”	3,630	189,994
Yamato Holdings Co. Ltd.	35,000	388,968

		$2,025,393
Utilities - Electric Power - 2.3%
AES Corp. (a)	6,610	$46,733
Allegheny Energy, Inc.	9,970	258,422
American Electric Power Co., Inc.	9,440	249,027
CEZ AS	2,970	122,640
CMS Energy Corp.	19,020	228,620
Dominion Resources, Inc.	5,580	168,293
DPL, Inc.	1,590	35,664
E.ON AG	25,130	848,772
Edison International	3,640	103,776
Entergy Corp.	1,270	82,258

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
FirstEnergy Corp.	4,075	$166,667
FPL Group, Inc.	4,780	257,116
ITC Holdings Corp.	1,140	49,624
Northeast Utilities	5,790	121,706
NRG Energy, Inc. (a)	13,881	249,580
PG&E Corp.	10,090	374,541
PPL Corp.	10,930	326,916
Progress Energy, Inc.	4,770	162,752
Public Service Enterprise Group, Inc.	10,350	308,844
Wisconsin Energy Corp.	1,880	75,125
Xcel Energy, Inc.	4,920	90,725

		$4,327,801
Total Common Stocks (Identified Cost, $158,436,188)		$159,841,082

Warrants - 0.2%
Other Banks & Diversified Financials - 0.1%
Merrill Lynch International & Co. (Housing Development - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5,838	$202,444

Utilities - Electric Power - 0.1%
Merrill Lynch International & Co. (NTPC Ltd. - Zero Strike Warrant (1 share for 1 warrant) (a)(n)	34,250	$130,241
Total Warrants (Identified Cost, $376,034)		$332,685

	Strike Price	First Exercise

Rights - 0.0%
Deltek, Inc. (1 right for .4522 shares) (Identified Cost, $24,159) (a)	$3.00	5/12/09	3,990	$16,439

Money Market Funds (v) - 3.6%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	6,750,351	$6,750,351
Total Investments (Identified Cost, $165,586,732)		$166,940,557

Securities Sold Short - (0.1)%
Chemicals - 0.0%
Potash Corporation of Saskatchewan, Inc.	(760)	$(65,732)

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Securities Sold Short - continued
General Merchandise - 0.0%
BJ’s Wholesale Club, Inc. (a)	(1,220)	$(40,675)
Total Securities Sold Short (Proceeds Received, $97,941)		$(106,407)

Other Assets, Less Liabilities - 11.9%		22,606,539
Net Assets - 100.0%		$189,440,689

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $332,685, representing 0.2% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At April 30, 2009, the value of securities pledged amounted to $169,305.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/09

Forward Foreign Currency Exchange Contracts at 4/30/09

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation—Asset Derivatives
BUY	AUD	JPMorgan Chase Bank	3,135,000	6/18/09	$2,010,789	$2,271,463	$260,674
BUY	CHF	JPMorgan Chase Bank	3,195,000	7/21/09	2,802,140	2,802,804	664
SELL	EUR	JPMorgan Chase Bank	1,210,000	5/26/09	1,603,168	1,600,862	2,306
SELL	GBP	Goldman Sachs International	6,135,000	7/21/09	9,111,089	9,075,812	35,277
SELL	JPY	Goldman Sachs International	683,300,000	5/26/09	7,444,166	6,930,878	513,288
SELL	JPY	JPMorgan Chase Bank	338,400,000	5/26/09	3,459,128	3,432,473	26,655
BUY	KRW	JPMorgan Chase Bank	1,425,000,000	6/18/09	961,085	1,112,587	151,502
BUY	MYR	JPMorgan Chase Bank	12,906,000	6/18/09	3,495,004	3,619,182	124,178
BUY	NZD	JPMorgan Chase Bank	3,810,000	5/26/09	1,920,084	2,152,523	232,439
SELL	NZD	JPMorgan Chase Bank	3,810,000	7/21/09	2,233,613	2,145,640	87,973
BUY	SEK	JPMorgan Chase Bank	122,680,000	6/18/09	13,861,604	15,250,266	1,388,662
BUY	TWD	JPMorgan Chase Bank	154,400,000	6/18/09	4,484,771	4,717,250	232,479

							$3,056,097

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation—Liability Derivatives
SELL	AUD	JPMorgan Chase Bank	6,735,000	5/26/09	$ 4,270,273	$4,887,253	$ (616,980)
SELL	BRL	JPMorgan Chase Bank	1,560,000	6/18/09	653,677	704,281	(50,604)
SELL	CAD	JPMorgan Chase Bank	1,890,000	6/18/09	1,473,627	1,584,109	(110,482)
SELL	CHF	Goldman Sachs International	7,100,000	5/26/09	6,051,154	6,222,303	(171,149)
BUY	EUR	Goldman Sachs International	5,435,000	7/21/09	7,214,202	7,188,766	(25,436)
SELL	EUR	Goldman Sachs International	26,605,000	5/26/09	33,514,052	35,199,124	(1,685,072)
SELL	HKD	JPMorgan Chase Bank	3,665,000	7/21/09	473,119	473,179	(60)
SELL	JPY	JPMorgan Chase Bank	101,700,000	5/26/09	1,023,395	1,031,568	(8,173)
SELL	SEK	JPMorgan Chase Bank	23,940,000	7/21/09	2,936,033	2,976,276	(40,243)
SELL	SGD	JPMorgan Chase Bank	1,325,000	7/21/09	883,216	894,907	(11,691)

							$(2,719,890)

Futures Contracts Outstanding at 4/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX 25 Index (Long)	EUR	300	$18,745,685	May-09	$ 190,854
FTSE 100 Index (Long)	GBP	155	9,460,907	Jun-09	766,287
FTSE/JSE Top 40 Index (Short)	ZAR	149	3,223,746	Jun-09	3,823
IBEX 35 (Long)	EUR	12	1,390,494	May-09	10,495
MSCI Taiwan Index (Long)	USD	169	4,240,536	May-09	577,292
Nikkei 225 Index (Long)	JPY	147	13,206,449	Jun-09	2,346,528
S&P/MIB Index (Long)	EUR	78	9,540,819	Jun-09	2,295,564

					6,190,843

Interest Rate Futures
Canadian Bond 10 yr (Short)	CAD	127	$13,183,181	Jun-09	$96,416

					$6,287,259

Portfolio of Investments (unaudited) – continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
Australian SPI 200 (Short)	AUD	189	$12,909,532	Jun-09	$ (1,290,249)
CAC 40 Index (Short)	EUR	22	891,388	May-09	(35,309)
Canadian S&P/TSX 60 Index Fund (Short)	CAD	217	20,508,891	Jun-09	(2,007,009)
DAX Index (Short)	EUR	42	6,595,038	Jun-09	(909,394)
DJ Euro Stoxx 50 (Short)	EUR	114	3,473,845	Jun-09	(463,224)
E-mini S&P MidCap 400 (Short)	USD	309	17,304,000	Jun-09	(3,931,079)
Hang Seng Index (Short)	HKD	54	5,354,101	May-09	(150,534)
MSCI Singapore Free Index (Short)	SGD	48	1,478,156	May-09	(58,519)
OMX Index (Short)	SEK	500	4,590,387	May-09	(114,639)
Russell 2000 Index (Short)	USD	143	6,959,810	Jun-09	(1,777,204)
S&P 500 Future (Short)	USD	91	19,792,500	Jun-09	(2,222,544)
Topix Index (Short)	JPY	149	12,706,246	Jun-09	(2,087,118)

					(15,046,822)

Interest Rate Futures
Australian Bond 10 yr (Long)	AUD	190	$15,379,077	Jun-09	$(238,449)

					$(15,285,271)

As of April 30, 2009 the fund segregated $18,465,104 as cash collateral for open futures contracts.

Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/09

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps
9/30/18	EUR	13,000,000		JPMorgan Chase Bank	4.808% (fixed rate)	6-Month LIBOR	$ 2,432,598
3/25/19	GBP	3,000,000		Citibank	6-Month LIBOR	3.5975% (fixed rate)	20,349
3/25/19	JPY	500,000,000		Citibank	6-Month LIBOR	1.23% (fixed rate)	39,388
10/25/37	GBP	3,500,000	(a)	Citibank	3.50% (fixed rate)	UK Retail Price Index	273,323
10/25/37	GBP	1,000,000	(b)	JPMorgan Chase Bank	3.50% (fixed rate)	UK Retail Price Index	105,556
10/25/37	GBP	750,000	(c)	Merrill Lynch Capital Services	3.50% (fixed rate)	UK Retail Price Index	79,167
8/05/38	GBP	3,000,000	(d)	Deutsche Bank	3.875% (fixed rate)	UK Retail Price Index	859,325
1/15/39	GBP	3,900,000		Merrill Lynch Capital Services	6-Month LIBOR	3.575% (fixed rate)	205,877
3/23/39	GBP	3,000,000		Citibank	6-Month LIBOR	3.75% (fixed rate)	22,149
3/23/39	GBP	2,500,000		JPMorgan Chase Bank	3.63% (fixed rate)	UK Retail Price Index	275,127

							$ 4,312,859

Credit Default Swaps
6/20/14	EUR	3,500,000	(e)	Merrill Lynch International	1.85% (fixed rate)	(1)	$112,663

							$ 4,425,522

Liability Derivatives
Interest Rate Swaps
9/01/18	CHF	3,500,000	(f)	JPMorgan Chase Bank	6-Month LIBOR	3.25% (fixed rate)	$(270,064)
9/26/18	GBP	12,500,000		Citibank	6-Month LIBOR	5.15% (fixed rate)	(2,322,568)
9/30/18	USD	6,000,000		Merrill Lynch Capital Services	3-Month LIBOR	4.52% (fixed rate)	(681,328)
10/01/18	JPY	1,900,000,000		JPMorgan Chase Bank	6-Month LIBOR	1.7225% (fixed rate)	(770,212)
10/25/37	JPY	245,000,000	(g)	Morgan Stanley Capital Services, Inc.	6-Month LIBOR	2.46% (fixed rate)	(327,480)
10/25/37	GBP	1,000,000	(h)	Morgan Stanley Capital Services, Inc.	6-Month LIBOR	4.75% (fixed rate)	(244,183)
4/01/38	GBP	4,000,000	(i)	Merrill Lynch Capital Services	6-Month LIBOR	4.6875% (fixed rate)	(931,464)

							$(5,547,299)

Portfolio of Investments (unaudited) – continued

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Credit Default Swaps
12/20/12	USD	3,640,000	(j)	JPMorgan Chase Bank	3.75% (fixed rate)	(2)	$ (691,086)
6/20/13	EUR	17,150,000	(k)	JPMorgan Chase Bank	6.50% (fixed rate)	(3)	(2,586,997)
6/20/13	USD	16,104,000	(l)	JPMorgan Chase Bank	1.55% (fixed rate)	(4)	(357,773)
6/20/13	USD	2,990,000	(m)	Morgan Stanley Capital Services, Inc.	5.00% (fixed rate)	(5)	(517,618)
6/20/13	USD	3,220,000	(n)	Merrill Lynch International	5.00% (fixed rate)	(5)	(557,887)
6/20/13	USD	14,720,000	(o)	JPMorgan Chase Bank	5.00% (fixed rate)	(5)	(2,548,272)
12/20/13	USD	11,960,000	(p)	JPMorgan Chase Bank	5.00% (fixed rate)	(6)	(2,534,856)
12/20/13	USD	6,900,000	(q)	Merrill Lynch International	5.00% (fixed rate)	(6)	(1,462,417)
12/20/13	USD	3,000,000	(r)	Morgan Stanley Capital Services, Inc.	1.5% (fixed rate)	(7)	(56,050)
12/20/13	EUR	1,960,000	(s)	JPMorgan Chase Bank	5.60% (fixed rate)	(8)	(315,105)
12/20/13	EUR	2,450,000	(t)	Morgan Stanley Capital Services, Inc.	5.60% (fixed rate)	(8)	(393,881)
6/20/14	USD	4,200,000	(u)	Merrill Lynch International	1.00% (fixed rate)	(9)	(117,653)

							$(12,139,595)

							$(17,686,894)

As of April 30, 2009 the fund segregated $16,647,675 as cash collateral for open swap contracts.

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the ITRAXX EUROPE11 Index, a BBB rated credit default index. The fund entered into the contract to manage market/sector exposure.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.9 Index, a B- rated credit default index. The fund entered into the contract to manage market/sector exposure.
(3)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the ITRAXX EUR XOVER9 Index, a B+ rated credit default index. The fund entered into the contract to manage market/sector exposure.
(4)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.10 Index, a BBB rated credit default index. The fund entered into the contract to manage market/sector exposure.
(5)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.10 Index, a B- rated credit default index. The fund entered into the contract to manage market/sector exposure.
(6)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.11 Index, a B- rated credit default index. The fund entered into the contract to manage market/sector exposure.
(7)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.11 Index, A+ rated credit default index. The fund entered into the contract to manage market/sector exposure.
(8)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the ITRAXX EUR XOVER10 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.
(9)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.12 Index, AA- rated credit default index. The fund entered into the contract to manage market/sector exposure.

Portfolio of Investments (unaudited) – continued

(a)	Net unamortized premiums received by the fund amounted to $129,336.
(b)	Net unamortized premiums received by the fund amounted to $104,011.
(c)	Net unamortized premiums received by the fund amounted to $93,224.
(d)	Net unamortized premiums received by the fund amounted to $103,147.
(e)	Net unamortized premiums paid by the fund amounted to $70,887.
(f)	Net unamortized premiums paid by the fund amounted to $3,704.
(g)	Net unamortized premiums paid by the fund amounted to $1,928.
(h)	Net unamortized premiums received by the fund amounted to $10,584.
(i)	Net unamortized premiums received by the fund amounted to $274,800.
(j)	Net unamortized premiums received by the fund amounted to $287,016.
(k)	Net unamortized premiums paid by the fund amounted to $851,049.
(l)	Net unamortized premiums paid by the fund amounted to $109,376.
(m)	Net unamortized premiums received by the fund amounted to $113,034.
(n)	Net unamortized premiums received by the fund amounted to $56,525.
(o)	Net unamortized premiums received by the fund amounted to $938,518.
(p)	Net unamortized premiums received by the fund amounted to $1,981,705.
(q)	Net unamortized premiums received by the fund amounted to $2,138,997.
(r)	Net unamortized premiums received by the fund amounted to $100,460.
(s)	Net unamortized premiums received by the fund amounted to $44,666.
(t)	Net unamortized premiums received by the fund amounted to $562,994.
(u)	Net unamortized premiums received by the fund amounted to $148,568.

The credit ratings presented here are an indicator of the current payment/performance risk of the related credit default swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At April 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $158,836,381)	$160,190,206
Underlying funds, at cost and value	6,750,351
Total investments, at value (identified cost, $165,586,732)	$166,940,557
Cash	88,398
Restricted cash	35,112,779
Foreign currency, at value (identified cost, $12,347)	12,575
Receivables for
Forward foreign currency exchange contracts	3,056,097
Daily variation margin on open futures contracts	620,844
Investments sold	2,689,255
Fund shares sold	334,955
Interest and dividends	427,827
Swaps, at value (net unamortized premiums received, $358,831)	4,425,522
Receivable from investment adviser	75,767
Other assets	3,567
Total assets	$213,788,143
Liabilities
Payables for
Securities sold short, at value (proceeds received, $97,941)	$106,407
Forward foreign currency exchange contracts	2,719,890
Investments purchased	3,032,793
Fund shares reacquired	496,453
Swaps, at value (net unamortized premiums received, $5,691,810)	17,686,894
Payable to affiliates
Management fee	9,154
Shareholder servicing costs	54,942
Distribution and service fees	3,375
Administrative services fee	242
Accrued expenses and other liabilities	237,304
Total liabilities	$24,347,454
Net assets	$189,440,689
Net assets consist of
Paid-in capital	$270,007,196
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $924 deferred country tax)	(14,524,828)
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(73,386,158)
Undistributed net investment income	7,344,479
Net assets	$189,440,689
Shares of beneficial interest outstanding	24,865,954

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$100,518,133	13,185,310	$7.62
Class B	7,207,744	954,477	7.55
Class C	30,148,312	3,995,313	7.55
Class I	48,194,009	6,290,502	7.66
Class W	2,382,530	310,898	7.66
Class R1	90,379	11,982	7.54
Class R2	84,675	11,137	7.60
Class R3	84,279	11,039	7.63
Class R4	730,628	95,296	7.67

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

(a)	Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.08.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$1,847,274
Dividends from underlying funds	20,122
Foreign taxes withheld	(72,175)
Total investment income		$1,795,221
Expenses
Management fee	$756,363
Distribution and service fees	374,221
Shareholder servicing costs	160,819
Administrative services fee	21,163
Independent trustees’ compensation	1,537
Custodian fee	332,708
Shareholder communications	19,259
Auditing fees	23,679
Legal fees	10,396
Dividend and interest expense on securities sold short	191
Miscellaneous	65,535
Total expenses		$1,765,871
Fees paid indirectly	(16,059)
Reduction of expenses by investment adviser	(478,334)
Net expenses		$1,271,478
Net investment income		$523,743
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $5 country tax)	$(55,458,471)
Futures contracts	26,492,248
Swap transactions	(8,533,389)
Securities sold short	8,343
Foreign currency transactions	8,447,783
Net realized gain (loss) on investments and foreign currency transactions		$(29,043,486)
Change in unrealized appreciation (depreciation)
Investments (net of $924 increase in deferred country tax)	$51,824,905
Futures contracts	(27,956,252)
Swap transactions	587,292
Securities sold short	(8,466)
Translation of assets and liabilities in foreign currencies	(9,376,631)
Net unrealized gain (loss) on investments and foreign currency translation		$15,070,848
Net realized and unrealized gain (loss) on investments and foreign currency		$(13,972,638)
Change in net assets from operations		$(13,448,895)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/09	Year ended 10/31/08 (c)
Change in net assets	(unaudited)
From operations
Net investment income	$523,743	$656,701
Net realized gain (loss) on investments and foreign currency transactions	(29,043,486)	(4,098,005)
Net unrealized gain (loss) on investments and foreign currency translation	15,070,848	(29,595,676)
Change in net assets from operations	$(13,448,895)	$(33,036,980)
Distributions declared to shareholders
From net investment income	$—	$(40,015)
From net realized gain on investments	(32,625,965)	—
Total distributions declared to shareholders	$(32,625,965)	$(40,015)
Change in net assets from fund share transactions	$32,139,312	$236,453,232
Total change in net assets	$(13,935,548)	$203,376,237
Net assets
At beginning of period	203,376,237	—
At end of period (including undistributed net investment income of $7,344,479 and $6,820,736, respectively)	$189,440,689	$203,376,237

(c)	For the period from the commencement of the fund’s investment operations, December 20, 2007 through the stated period end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 4/30/09		Year ended 10/31/08 (c)
	(unaudited)
Net asset value, beginning of period	$10.45		$12.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(0.95)		(1.61)
Total from investment operations	$(0.92)		$(1.54)
Less distributions declared to shareholders
From net investment income	$—		$(0.01)
From net realized gain on investments	(1.91)		—
Total distributions declared to shareholders	$(1.91)		$(0.01)
Net asset value, end of period	$7.62		$10.45
Total return (%) (r)(s)(t)	(8.60	)(n)	(12.85	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	2.12	(a)
Expenses after expense reductions (f)	1.40	(a)	1.41	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.40	(a)	N/A
Net investment income	0.76	(a)	0.64	(a)
Portfolio turnover	89		92
Net assets at end of period (000 Omitted)	$100,518		$142,605

See Notes to Financial Statements

Financial Highlights – continued

Class B	Six months ended 4/30/09		Year ended 10/31/08 (c)
	(unaudited)
Net asset value, beginning of period	$10.40		$12.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(0.94)		(1.62)
Total from investment operations	$(0.94)		$(1.59)
Less distributions declared to shareholders
From net investment income	$—		$(0.01)
From net realized gain on investments	(1.91)		—
Total distributions declared to shareholders	$(1.91)		$(0.01)
Net asset value, end of period	$7.55		$10.40
Total return (%) (r)(s)(t)	(8.88	)(n)	(13.28	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.67	(a)	2.82	(a)
Expenses after expense reductions (f)	2.08	(a)	2.06	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	2.08	(a)	N/A
Net investment income	0.07	(a)	0.25	(a)
Portfolio turnover	89		92
Net assets at end of period (000 Omitted)	$7,208		$8,909

See Notes to Financial Statements

Financial Highlights – continued

Class C	Six months ended 4/30/09		Year ended 10/31/08 (c)
	(unaudited)
Net asset value, beginning of period	$10.39		$12.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(0.93)		(1.64)
Total from investment operations	$(0.93)		$(1.60)
Less distributions declared to shareholders
From net investment income	$—		$(0.01)
From net realized gain on investments	(1.91)		—
Total distributions declared to shareholders	$(1.91)		$(0.01)
Net asset value, end of period	$7.55		$10.39
Total return (%) (r)(s)(t)	(8.76	)(n)	(13.37	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.67	(a)	2.91	(a)
Expenses after expense reductions (f)	2.08	(a)	2.06	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	2.08	(a)	N/A
Net investment income	0.08	(a)	0.37	(a)
Portfolio turnover	89		92
Net assets at end of period (000 Omitted)	$30,148		$39,368

See Notes to Financial Statements

Financial Highlights – continued

Class I	Six months ended 4/30/09		Year ended 10/31/08 (c)
	(unaudited)
Net asset value, beginning of period	$10.48		$12.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(0.95)		(1.57)
Total from investment operations	$(0.91)		$(1.51)
Less distributions declared to shareholders
From net investment income	$—		$(0.01)
From net realized gain on investments	(1.91)		—
Total distributions declared to shareholders	$(1.91)		$(0.01)
Net asset value, end of period	$7.66		$10.48
Total return (%) (r)(s)	(8.45	)(n)	(12.59	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.65	(a)
Expenses after expense reductions (f)	1.15	(a)	1.06	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.15	(a)	N/A
Net investment income	1.01	(a)	0.58	(a)
Portfolio turnover	89		92
Net assets at end of period (000 Omitted)	$48,194		$92

See Notes to Financial Statements

Financial Highlights – continued

Class W	Six months ended 4/30/09		Year ended 10/31/08 (c)
	(unaudited)
Net asset value, beginning of period	$10.47		$12.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(0.93)		(1.66)
Total from investment operations	$(0.90)		$(1.52)
Less distributions declared to shareholders
From net investment income	$—		$(0.01)
From net realized gain on investments	(1.91)		—
Total distributions declared to shareholders	$(1.91)		$(0.01)
Net asset value, end of period	$7.66		$10.47
Total return (%) (r)(s)	(8.34	)(n)	(12.67	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	2.11	(a)
Expenses after expense reductions (f)	1.18	(a)	1.16	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.18	(a)	N/A
Net investment income	0.86	(a)	1.43	(a)
Portfolio turnover	89		92
Net assets at end of period (000 Omitted)	$2,383		$10,982

See Notes to Financial Statements

Financial Highlights – continued

Class R1	Six months ended 4/30/09		Year ended 10/31/08 (c)
	(unaudited)
Net asset value, beginning of period	$10.39		$12.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.94)		(1.56)
Total from investment operations	$(0.94)		$(1.60)
Less distributions declared to shareholders
From net investment income	$—		$(0.01)
From net realized gain on investments	(1.91)		—
Total distributions declared to shareholders	$(1.91)		$(0.01)
Net asset value, end of period	$7.54		$10.39
Total return (%) (r)(s)	(8.88	)(n)	(13.37	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.66	(a)	2.65	(a)
Expenses after expense reductions (f)	2.08	(a)	2.06	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	2.08	(a)	N/A
Net investment income (loss)	0.07	(a)	(0.40	)(a)
Portfolio turnover	89		92
Net assets at end of period (000 Omitted)	$90		$99

See Notes to Financial Statements

Financial Highlights – continued

Class R2	Six months ended 4/30/09		Year ended 10/31/08 (c)
	(unaudited)
Net asset value, beginning of period	$10.44		$12.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.95)		(1.56)
Total from investment operations	$(0.93)		$(1.55)
Less distributions declared to shareholders
From net investment income	$—		$(0.01)
From net realized gain on investments	(1.91)		—
Total distributions declared to shareholders	$(1.91)		$(0.01)
Net asset value, end of period	$7.60		$10.44
Total return (%) (r)(s)	(8.70	)(n)	(12.93	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.17	(a)	2.15	(a)
Expenses after expense reductions (f)	1.58	(a)	1.56	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.58	(a)	N/A
Net investment income	0.57	(a)	0.08	(a)
Portfolio turnover	89		92
Net assets at end of period (000 Omitted)	$85		$93

See Notes to Financial Statements

Financial Highlights – continued

Class R3	Six months ended 4/30/09		Year ended 10/31/08 (c)
	(unaudited)
Net asset value, beginning of period	$10.46		$12.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(0.95)		(1.56)
Total from investment operations	$(0.92)		$(1.53)
Less distributions declared to shareholders
From net investment income	$—		$(0.01)
From net realized gain on investments	(1.91)		—
Total distributions declared to shareholders	$(1.91)		$(0.01)
Net asset value, end of period	$7.63		$10.46
Total return (%) (r)(s)	(8.59	)(n)	(12.76	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91	(a)	1.90	(a)
Expenses after expense reductions (f)	1.33	(a)	1.31	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.33	(a)	N/A
Net investment income	0.82	(a)	0.33	(a)
Portfolio turnover	89		92
Net assets at end of period (000 Omitted)	$84		$92

See Notes to Financial Statements

Financial Highlights – continued

Class R4	Six months ended 4/30/09		Year ended 10/31/08 (c)
	(unaudited)
Net asset value, beginning of period	$10.49		$12.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(0.95)		(1.64)
Total from investment operations	$(0.91)		$(1.50)
Less distributions declared to shareholders
From net investment income	$—		$(0.01)
From net realized gain on investments	(1.91)		—
Total distributions declared to shareholders	$(1.91)		$(0.01)
Net asset value, end of period	$7.67		$10.49
Total return (%) (r)(s)	(8.42	)(n)	(12.50	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.98	(a)
Expenses after expense reductions (f)	1.08	(a)	1.06	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.08	(a)	N/A
Net investment income	1.08	(a)	1.43	(a)
Portfolio turnover	89		92
Net assets at end of period (000 Omitted)	$731		$1,136

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 20, 2007, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Diversified Target Return Fund (the fund) is a series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party

Notes to Financial Statements (unaudited) – continued

pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant

Notes to Financial Statements (unaudited) – continued

movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of April 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$133,028,133	$33,912,424	$—	$166,940,557
Short Sales	$(106,407)	$—	$—	$(106,407)
Other Financial Instruments	$(8,998,012)	$(12,925,165)	$—	$(21,923,177)

In April 2009, FASB Staff Position (FSP) 157-4 was issued and is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The

Notes to Financial Statements (unaudited) – continued

FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Management is evaluating the application of the FSP to the fund, and believes the impact resulting from the adoption of this FSP will be limited to expanded disclosure in the fund’s financial statements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments included purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is

Notes to Financial Statements (unaudited) – continued

effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and believes the impact resulting from the adoption of this Standard will be limited to expanded disclosure in the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. Accordingly, appropriate disclosures have been included within the Swap Agreements table in the Portfolio of Investments and Significant Accounting Policies.

Purchased Options – The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund’s exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon

Notes to Financial Statements (unaudited) – continued

entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties and collateral, in the form of cash or securities, may be required to be posted by the counterparty to the fund and held in segregated accounts with the fund’s custodian. Counterparty risk is further mitigated by having ISDA Master Agreements between the fund and its counterparties providing for netting as described above.

The fund may enter into an interest rate swap in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements

Notes to Financial Statements (unaudited) – continued

involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to swap transactions where physical settlement applies, the delivery by the buyer to the seller of a deliverable reference obligation as defined by the contract. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Obligation acceleration, obligation default, or repudiation/moratorium are generally applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. In the event that a defined credit event occurs, the protection buyer, under the terms of the swap contract, designates which security will be delivered to satisfy the reference obligation. Upon designation of the reference security (or upon delivery of the reference security in the case of physical settlement), the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Absent any recoveries under recourse or collateral provisions, the maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s reference obligation.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends,

Notes to Financial Statements (unaudited) – continued

or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended April 30, 2009, this expense amounted to $191. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, amortization and accretion of debt securities, wash sale loss deferrals, foreign currency transactions, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/08
Ordinary income (including any short-term capital gains)	$40,015

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/09
Cost of investments	$179,929,192
Gross appreciation	13,018,156
Gross depreciation	(26,006,791)
Net unrealized appreciation (depreciation)	$(12,988,635)

As of 10/31/08
Undistributed ordinary income	6,388,104
Undistributed long-term capital gain	26,222,801
Other temporary differences	(2,317,943)
Net unrealized appreciation (depreciation)	(64,784,609)

The aggregate cost above includes prior fiscal year end tax adjustments.

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders by class are as follows:

From net investment income

	Six months ended 4/30/09 (unaudited)	Year ended 10/31/08 (c)
Class A	$—	$38,801
Class B	—	118
Class C	—	118
Class I	—	183
Class W	—	177
Class R1	—	118
Class R2	—	150
Class R3	—	167
Class R4	—	183
Total	$—	$40,015

From net realized gain on investments

	Six months ended 4/30/09 (unaudited)	Year ended 10/31/08 (c)
Class A	$22,844,062	$—
Class B	1,626,675	—
Class C	6,611,909	—
Class I	16,844	—
Class W	1,321,716	—
Class R1	18,217	—
Class R2	16,952	—
Class R3	16,816	—
Class R4	152,774	—
Total	$32,625,965	$—

(c)	For the period from the commencement of the fund’s investment operations, December 20, 2007, through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services (MFS) to provide overall investment management and related administrative services and facilities to the fund.

Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

The management fee incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

MFS has engaged UBS Global Asset Management (Americas) Inc. (UBS) as a sub-adviser to the fund to manage the fund’s exposure to markets and currencies through the use of derivative instruments. MFS pays UBS a sub-advisory fee at the following annual rates:

First $1 billion of average daily net assets	0.28%
Next $1.5 billion of average daily net assets	0.185%
Average daily net assets in excess of $2.5 billion	0.16%

At the commencement of the period, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses did not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
1.40%	2.05%	2.05%	1.05%	1.15%	2.05%	1.55%	1.30%	1.05%

Effective March 1, 2009, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
1.40%	2.15%	2.15%	1.15%	1.25%	2.15%	1.65%	1.40%	1.15%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2010. For the six months ended April 30, 2009, these reductions amounted to $477,858 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $9,975 for the six months ended April 30, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the

Notes to Financial Statements (unaudited) – continued

distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.32%	$175,967
Class B	0.75%	0.25%	1.00%	1.00%	38,154
Class C	0.75%	0.25%	1.00%	1.00%	156,377
Class W	0.10%	—	0.10%	0.10%	2,988
Class R1	0.75%	0.25%	1.00%	1.00%	432
Class R2	0.25%	0.25%	0.50%	0.50%	202
Class R3	—	0.25%	0.25%	0.25%	101
Total Distribution and Service Fees					$374,221

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2009 based on each class’ average daily net assets. Effective March 1, 2009, the 0.10% Class A annual distribution fee was eliminated. Prior to March 1, 2009, a 0.10% Class A annual distribution fee was paid by the fund.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2009, were as follows:

Amount
Class A	$1,827
Class B	10,871
Class C	33,348

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2009, the fee was $36,006, which equated to 0.0428% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to

Notes to Financial Statements (unaudited) – continued

affiliated and unaffiliated service providers. For the six months ended April 30, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $74,467.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended April 30, 2009, these costs for the fund amounted to $50,346 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.0252% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,316 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $476, which is shown as a reduction of total expenses in the

Notes to Financial Statements (unaudited) – continued

Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $128,652,105 and $125,998,598, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/09		Year ended 10/31/08 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,867,407	$37,751,845	21,544,217	$256,987,081
Class B	239,043	1,902,858	1,459,326	17,312,734
Class C	1,181,596	9,148,501	4,154,127	49,214,364
Class I	6,542,860	43,578,625	16,667	200,232
Class W	877,170	6,194,579	1,253,601	15,067,869
Class R1	—	—	17,272	207,000
Class R2	—	—	16,667	200,000
Class R3	—	—	16,667	200,000
Class R4	25,411	193,117	121,821	1,426,707
	13,733,487	$98,769,525	28,600,365	$340,815,987
Shares issued to shareholders in reinvestment of distributions
Class A	2,244,081	$16,897,927	3,249	$38,801
Class B	172,580	1,290,900	10	118
Class C	536,670	4,008,922	10	118
Class I	2,228	16,844	15	183
Class W	160,659	1,212,978	15	177
Class R1	2,439	18,217	10	118
Class R2	2,257	16,952	12	150
Class R3	2,230	16,816	14	167
Class R4	20,208	152,774	15	183
	3,143,352	$23,632,330	3,350	$40,015

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/09		Year ended 10/31/08 (c)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(7,569,458)	$(59,910,048)	(7,904,186)	$(90,942,969)
Class B	(313,521)	(2,374,613)	(602,961)	(6,703,277)
Class C	(1,510,167)	(11,902,453)	(366,923)	(4,038,244)
Class I	(263,410)	(1,877,175)	(7,858)	(91,000)
Class W	(1,775,411)	(13,703,956)	(205,136)	(2,203,452)
Class R1	—	—	(7,739)	(89,000)
Class R2	—	—	(7,799)	(90,000)
Class R3	—	—	(7,872)	(91,000)
Class R4	(58,656)	(494,298)	(13,503)	(153,828)
	(11,490,623)	$(90,262,543)	(9,123,977)	$(104,402,770)
Net change
Class A	(457,970)	$(5,260,276)	13,643,280	$166,082,913
Class B	98,102	819,145	856,375	10,609,575
Class C	208,099	1,254,970	3,787,214	45,176,238
Class I	6,281,678	41,718,294	8,824	109,415
Class W	(737,582)	(6,296,399)	1,048,480	12,864,594
Class R1	2,439	18,217	9,543	118,118
Class R2	2,257	16,952	8,880	110,150
Class R3	2,230	16,816	8,809	109,167
Class R4	(13,037)	(148,407)	108,333	1,273,062
	5,386,216	$32,139,312	19,479,738	$236,453,232

(c)	For the period from the commencement of the fund’s investment operations, December 20, 2007, through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately 9%, 8%, and 7%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds

Notes to Financial Statements (unaudited) – continued

rate or one month LIBOR plus 1.25%. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, currently at a rate equal to the Federal Reserve funds rate plus 0.30%. For the six months ended April 30, 2009, the fund’s commitment fee and interest expense were $613 and $125, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,782,337	139,792,794	(139,824,780)	6,750,351

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$20,122	$6,750,351

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606
Investment professionals
1-800-343-2829
Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XV

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: June 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2009

*	Print name and title of each signing officer under his or her signature.